CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Revenue from third parties		$ 278,024,867	$ 125,379,786	[1]
Revenue from related party		99,718,005	18,973,054	[1]
Total revenue		377,742,872	144,352,840	[1]
Cost of revenue from third parties		130,464,906	137,188,393	[1]
Cost of revenue from related parties		244,110,132
Gross profit		3,167,834	7,164,447	[1]
Operating expenses:
Selling, general and administrative expenses		22,471,976	13,129,313	[1]
Research and development expense		1,654,491	406,845	[1]
Professional fees		4,749,799	3,200,885	[1]
Depreciation and amortization		352,332	308,102	[1]
Impairment of other intangible assets		134,290	216,468	[1]
Total operating expenses		29,362,888	17,261,613	[1]
Loss from operations		(26,195,054)	(10,097,166)	[1]
Interest and other income (expense):
Interest expense, net		(804,595)	(94,618)	[1]
Change in fair value of warrant liabilities	[1]		(112,642)
Equity in loss of equity method investees		(180,625)	(129,193)	[1]
Loss on disposal of subsidiaries		(1,183,289)
Others		(99,765)	(426,698)	[1]
Loss before income taxes and non-controlling interest		(28,463,328)	(10,860,317)	[1]
Income tax benefit		40,244
Net loss		(28,423,084)	(10,860,317)	[1],[2]
Net loss attributable to non-controlling interest		996,728	357,268	[1]
Net loss attributable to IDEX common shareholders		$ (27,426,356)	$ (10,503,049)	[1]
Basic and diluted loss per share (in dollars per share)		$ (0.35)	$ (0.17)	[1]
Weighted average shares outstanding:
Basic and diluted (in shares)		78,386,116	61,182,209	[1]

[1]	The above consolidated statements of operations include Guang Ming. The acquisition of Guang Ming was completed on April 4, 2018 and accounted for as a reorganization of entities under common control and as if it had been owned by the Company since November 10, 2016 in accordance with ASC Subtopic 805-50 (See Note 6 "Acquisition")
[2]	The above consolidated statements of cash flows include Guang Ming. The acquisition of Guang Ming was completed on April 4, 2018 and accounted for as a reorganization of entities under common control and as if it had been owned by the Company since November 10, 2016 in accordance with ASC Subtopic 805-50 (See Note 6 "Acquisition")